Inventories - Summary of Inventories (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Raw materials and consumables	£ 2,100	£ 2,362
Finished goods and work in progress	3,046	3,549
Goods purchased for resale	133	87
Inventories	£ 5,279	£ 5,998